UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2012 (Unaudited)

DWS Latin America Equity Fund
	Shares	Value ($)
Equity Securities 98.6%
Bermuda 2.1%
Grupo BTG Pactual (Units)* (a) (Cost $12,146,359)	780,250	11,498,902
Brazil 61.2%
Banco Bradesco SA (ADR) (b)	1,734,200	26,602,628
Banco do Brasil SA	232,500	2,473,404
BM&F BOVESPA SA	1,050,600	5,895,911
BR Malls Participacoes SA	457,750	5,343,246
BR Properties SA	544,000	6,344,720
Bradespar SA (Preferred)	167,000	2,504,348
Braskem SA "A" (Preferred)	52	314
Brazil Pharma SA	677,786	4,051,766
BRF-Brasil Foods SA	188,800	2,703,197
CCR SA	1,055,700	8,809,521
CETIP SA - Mercados Organizados	292,300	3,704,388
Companhia Brasileira de Distribuicao Grupo Pao de Acucar "A" (Preferred)	491,000	20,007,076
Companhia de Bebidas das Americas (ADR) (Preferred) (b)	573,000	22,089,150
Gerdau SA (ADR) (b)	2,755,650	25,076,415
Gerdau SA (Preferred)	690,000	6,269,666
Itau Unibanco Holding SA (ADR) (Preferred) (b)	555,050	8,775,341
Itau Unibanco Holding SA (Preferred)	1,602,000	25,384,023
Itausa - Investimentos Itau SA (Preferred)	1,843,270	8,644,267
Marcopolo SA (Preferred)	1,250,150	6,161,680
Metalurgica Gerdau SA (Preferred)	203,000	2,310,150
Multiplan Empreendimentos Imobiliarios SA	247,800	6,266,346
OdontoPrev SA	1,929,000	9,366,363
OGX Petroleo e Gas Participacoes SA*	930,000	2,564,171
Petroleo Brasileiro SA	1,804,800	17,658,716
Petroleo Brasileiro SA (ADR) (b)	1,161,000	22,093,830
Petroleo Brasileiro SA (Preferred)	1,539,850	14,653,072
Raia Drogasil SA	1,718,950	19,628,845
TOTVS SA	360,650	6,652,630
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)	1,683,400	6,062,606
Vale SA	783,500	14,204,092
Vale SA (ADR) (b)	224,600	4,054,030
Vale SA (Preferred)	832,350	14,785,058

(Cost $314,890,121)		331,140,970
Chile 6.2%
Banco de Chile	33,625,548	4,792,206
Banco de Credito e Inversiones	49,716	3,192,534
Cencosud SA	1,641,160	9,365,916
Cencosud SA (ADR)	172,414	2,965,521
Empresas Copec SA	467,300	6,775,971
Sociedad Quimica y Minera de Chile SA "B" (Preferred)	106,000	6,361,098

(Cost $31,780,890)		33,453,246
Colombia 3.3%
Almacenes Exito SA	132,250	2,265,541
Bancolombia SA (ADR) (b)	74,550	4,610,172
Ecopetrol SA (ADR) (b)	190,300	10,890,869

(Cost $13,079,780)		17,766,582
Luxembourg 1.0%
Tenaris SA (ADR) (Cost $5,356,507)	144,000	5,512,320
Mexico 22.0%
Alfa SAB "A"	933,150	14,913,138
Alpek SAB de CV*	6,359,050	15,555,130
America Movil SAB de CV "L"	2,658,100	3,549,863
America Movil SAB de CV "L" (ADR) (b)	534,000	14,252,460
Bolsa Mexicana de Valores SA	2,659,500	5,059,620
Fomento Economico Mexicano SAB de CV (ADR) (Units)	15,400	1,315,468
Fomento Economico Mexicano SAB de CV (Units)	1,747,800	14,917,118
Grupo Mexico SAB de CV "B"	2,597,085	7,303,905
Industrias Penoles SAB de CV	121,000	4,949,731
Mexichem SAB de CV	1,421,434	6,723,179
Minera Frisco SAB de CV "A1"*	445,000	1,760,793
Wal-Mart de Mexico SAB de CV "V"	10,201,000	28,773,133

(Cost $79,793,877)		119,073,538
Panama 0.9%
Copa Holdings SA "A" (Cost $5,180,347)	62,650	4,857,255
Peru 0.9%
Credicorp Ltd. (Cost $4,605,142)	44,500	5,159,330
United States 1.0%
Southern Copper Corp. (Cost $5,172,953)	173,068	5,586,635

Total Equity Securities (Cost $472,005,976)		534,048,778

	Units	Value ($)
Other Investments 0.1%
Brazil
TOTVS SA (Debenture Unit), 3.5%, 8/19/2019 (c) (Cost $836,592)	766	428,083

	Shares	Value ($)
Securities Lending Collateral 24.1%
Daily Assets Fund Institutional, 0.25% (d) (e) (Cost $130,781,452)	130,781,452	130,781,452
Cash Equivalents 1.0%
Central Cash Management Fund, 0.14% (d) (Cost $5,306,090)	5,306,090	5,306,090

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $608,930,110) †	123.8	670,564,403
Other Assets and Liabilities, Net	(23.8)	(129,102,048)

Net Assets	100.0	541,462,355

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $615,338,668.  At July 31, 2012, net unrealized appreciation for all securities based on tax cost was $55,225,735.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $83,445,603 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $28,219,868.

(a)	Security is listed in country of domicile. Significant business activities of company are in Latin America.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2012 amounted to $125,480,864, which is 23.2% of net assets.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
TOTVS SA (Debenture Unit)	September 2008	836,592	428,083	0.08

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At July 31, 2012 the DWS Latin America Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Equity Securities & Other Investments
Financials	133,747,034	25.1%
Consumer Staples	128,082,731	24.0%
Materials	123,507,150	23.1%
Energy	73,372,978	13.7%
Industrials	41,945,648	7.8%
Telecommunication Services	17,802,323	3.3%
Health Care	9,366,363	1.8%
Information Technology	6,652,630	1.2%
Consumer Discretionary	4	—%
Total	534,476,861	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Securities
Bermuda	$11,498,902	$—	$—	$11,498,902
Brazil	331,140,970	—	—	331,140,970
Chile	33,453,246	—	—	33,453,246
Colombia	17,766,582	—	—	17,766,582
Luxembourg	5,512,320	—	—	5,512,320
Mexico	119,073,538	—	—	119,073,538
Panama	4,857,255	—	—	4,857,255
Peru	5,159,330	—	—	5,159,330
United States	5,586,635	—	—	5,586,635
Other Investments	—	—	428,083	428,083
Short-Term Investments(f)	136,087,542	—	—	136,087,542
Total	$670,136,320	$—	$428,083	$670,564,403

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012